Non-financial assets and liabilities - Summary of Carrying Value of In Process Research and Development Acquired by Product (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 576,564	$ 577,183	$ 578,652
In-process research and development acquired
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	427,779	427,779	$ 427,779
In-process research and development acquired | Cardiovascular Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	254,351	254,351
In-process research and development acquired | Intravenous products for metabolic diseases and inflammatory/immunologic conditions
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	70,730	70,730
In-process research and development acquired | MSC Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 102,698	$ 102,698